Supplemental Cash Flow Information (Tables)	12 Months Ended
Jan. 31, 2026
Supplemental Cash Flow Information
Schedule of income taxes (net of refunds)

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Trade accounts receivable	(5,271)	3,299	(6,566)
Other accounts receivable	(9,507)	(1,802)	(683)
Prepaid expenses and other	12,120	(14,712)	(8,039)
Accounts payable	(1,139)	1,868	6,180
Accrued liabilities	(15,139)	(9,017)	9,270
Income taxes payable	(2,018)	956	(446)
Operating leases	(248)	(349)	325
Deferred revenue	4,158	5,825	15,141
Changes in operating assets and liabilities	(17,044)	(13,932)	15,182